UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Robinson Alternative Yield Pre-Merger
SPAC ETF

of

Tidal ETF Trust

Annual Report

April 30, 2022

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Robinson Alternative Yield Pre-Merger SPAC ETF

SHAREHOLDER LETTER(Unaudited)

May 31, 2022

Dear Shareholders:

We are pleased to present the Annual Report for the Robinson Alternative Yield Pre-Merger SPAC ETF ( the “Fund”) covering the fiscal period ended April 30, 2022.

Investment Performance. The Fund launched on June 22, 2021. The Fund’s performance for the period from launch until April 30, 2022, was 2.78% (NAV) and 2.88% (Market). By comparison, domestic bond markets, including shorter duration fixed income, have struggled over the past year. Since the Fund’s commencement of operations, the yield on the Fund’s benchmark index, the Barclays Capital U.S. 1-3 Year Government/Credit Bond Index, which measures the performance of investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related debt with 1 to 2.9999 years to maturity increased 2.5%. As a result, the benchmark index’s total return for the period from June 22, 2021 to April 30 2022 was a negative -3.49%. Over the same period, the returns of 3-month Treasury-Bills, as measured by the ICE BofA 3-Month Treasury Bill Index, were up 0.08% , and the Hedge Fund Research Absolute Return Index, which is designed to be representative of the overall composition of the hedge fund universe, was up 0.79%.

The Fund’s core strategy is to build a broadly diversified portfolio of pre-merger SPACs at a discount to their redemption values, as represented by the pro rata trust account value. In a worst-case scenario, a SPAC will never find a merger candidate and be forced to redeem the trust account value plus any Treasury Bill interest earned at redemption. In a better-case scenario, a SPAC announces a merger that effectively shortens the time horizon in which equity holders earn back the discount. In a best-case scenario, the SPAC announces a merger the market likes, and the value of the SPAC immediately “pops” above the redemption value. The Fund experienced all of the above during the fiscal period ended April 30, 2022.

When we launched the Fund, pre-merger SPAC discounts-to-trust account value were approximately 2.5%. At the end of the fiscal period ended April 30, 2022 those discounts had widened out to 3%. Likewise, as a result of the challenging general market environment in both stocks and bonds, the number of SPAC merger announcements has slowed down substantially. Despite the challenging environment, pre-merger SPACs did manage to generate positive returns when many other asset classes were negative. The Fund’s results further benefitted from strong security selection. A couple of the SPACs held by the Fund made merger announcements (Black Rifle Coffee merging with SilverBox Engaged Merger Corp I and Rumble Inc. merging with CF Acquisition Corp. VI) that resulted in increases of 20% or more in each SPAC’s share price in the days following the merger announcements. One of the Fund’s SPACs, Digital World Acquisition (DWAC) announced it was merging with Donald Trump’s social media company Truth Social and its share price increased 70% the day of the announcement. All told, we estimate security selection added more than 2% to the Fund’s overall return during the fiscal period ended April 30, 2022.

Portfolio Composition. In accordance with the Fund’s investment strategy, as of April 30, 2022, ninety-nine percent of the Fund’s assets were invested in pre-merger SPAC units and common shares across 90 different issuers. The annualized weighted average discount of the common shares to their redemption value was 3%, and the weighted average time to redemption was 11 months.

Market Outlook. We think of our pre-merger SPAC strategy as being essentially Treasury Bills+Plus. The SPACs are required by their prospectuses to invest the assets held in their trust accounts in Treasury Bills and/or Treasury Money Market Funds; and, the “plus” is the discount-to-trust value at which the Fund is able to acquire the SPACs. The Federal Reserve has already begun raising short-term rates and is expected to continue raising rates to as high as 3% by year-end. When we launched the Fund short-term interest rates were close to 0%. Likewise, the discount at which the Fund was able to acquire SPACS (the Plus) has gone from 2.5% last June to 3% today. We believe the Fund’s strategy is well positioned to continue to generate solid positive returns in an otherwise difficult market environment for stocks and bonds.

We value your trust and confidence in the Fund and thank you for your support.

Best Regards,

James C. Robinson	Jonathan P. Browne
Portfolio Manager	Portfolio Manager

Must be preceded or accompanied by a prospectus.

2

Robinson Alternative Yield Pre-Merger SPAC ETF

Investing involves risk. Principal loss is possible. ETFs may trade at a premium or discount to their net asset value. Brokerage commissions are charged on each trade which may reduce returns.

The Fund invests in equity securities and warrants of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or will be profitable.

Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices. To the extent a SPAC or the fund is invested in cash or cash equivalents, this may impact the ability of the Fund to meet its investment objective. Investments in a SPAC may be considered illiquid and subject to restrictions on resale.

The Fund may purchase warrants to purchase equity securities. Investments in warrants are pure speculation in that they have no voting rights and pay no dividends. They do not represent ownership of the securities, but only the right to buy them. Warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. The Fund may also purchase securities of companies that are offered in an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a small number of shares available for trading and limited information about the issuer. Such investments could have a magnified impact on the Fund.

Some sectors of the economy and individual issuers have experienced particularly large losses due to economic trends, adverse market movements and global health crises. This may adversely affect the value and liquidity of the Fund’s investments especially since the fund is non-diversified, meaning it may invest a greater percentage of its assets in the securities of a particular, industry or sector than if it was a diversified fund. As a result, a decline in the value of an investment could cause the Fund’s overall value to decline to a great degree.

The fund is distributed by Foreside Fund Services, LLC.

SHAREHOLDER LETTER (Unaudited) (Continued)

3

Robinson Alternative Yield Pre-Merger SPAC ETF

PERFORMANCE SUMMARY(Unaudited)

$12,000
$11,000
$10,000
$9,000
$8,000
6/22/21
6/30/21
7/31/21
8/31/21
9/30/21
10/31/21
11/30/21
12/31/21
1/31/22
2/28/22
3/31/22
4/30/22
Robinson Alternative Yield Pre-Merger SPAC ETF - NAV
Robinson Alternative Yield Pre-Merger SPAC ETF - Market
Barclays Capital U.S. 1-3 Year Government/Credit Bond Index

Total Returns for the period ended April 30, 2022:	Since Inception (06/22/2021)	Ending Values (04/30/2022)
Robinson Alternative Yield Pre-Merger SPAC ETF - NAV	2.78%	$10,278
Robinson Alternative Yield Pre-Merger SPAC ETF - Market	2.88%	$10,288
Barclays Capital U.S. 1-3 Year Government/Credit Bond Index	-3.49%	$ 9,651

This chart illustrates the performance of a hypothetical $10,000 investment made on June 22, 2021 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 743-0330. The Fund’s gross expense ratio is 0.85% and net expense ratio is 0.50% (as of the Fund’s most recently filed Prospectus.) The Fund’s investment adviser (defined below) has agreed to reduce its Managment Fees (defined below) for the Fund until at least December 19, 2022.

Robinson Alternative Yield Pre-Merger SPAC ETF

4

PORTFOLIO ALLOCATION at April 30, 2022 (Unaudited)

Security Type	% of Net Assets
Common Stocks (Special Purpose Acquisition Companies)	55.5%
Units (Special Purpose Acquisition Companies)	43.5
Cash & Cash Equivalents(1)	1.0
Warrants (Special Purpose Acquisition Companies)(2)	0.0
Total	100.0%

(1)Represents cash, short-term investments, and liabilities in excess of other assets.

(2)Does not round to 0.1% or (0.1)%, as applicable.

Robinson Alternative Yield Pre-Merger SPAC ETF

5

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022

	Shares	Value
Common Stocks — 55.5%
Special Purpose Acquisition Companies (SPACs) — 55.5%
Accretion Acquisition Corp.(1)	2,065	$20,361
AF Acquisition Corp. - Class A(1)	22,600	221,028
Altitude Acquisition Corp. - Class A(1)	26,784	267,036
Anzu Special Acquisition Corp I - Class A(1)	22,614	221,617
Authentic Equity Acquisition Corp. - Class A(1)	26,319	259,242
Berenson Acquisition Corp I - Class A(1)	27,004	264,504
Big Sky Growth Partners, Inc. - Class A(1)	25,000	244,000
Bite Acquisition Corp.(1)	8,346	81,791
Blockchain Moon Acquisition Corp.(1)	23,648	233,642
BOA Acquisition Corp.(1)	11,603	114,754
Build Acquisition Corp. - Class A(1)	17,388	170,402
BYTE Acquisition Corp. - Class A(1)	22,768	222,899
Clarim Acquisition Corp. - Class A(1)	22,602	221,952
Conx Corp. - Class A(1)	2,021	19,947
DHB Capital Corp. - Class A(1)	22,543	220,921
Disruptive Acquisition Corp I - Class A(1)	11,684	114,971
Fintech Evolution Acquisition Group(1)	34,918	342,196
Flame Acquisition Corp. - Class A(1)	22,816	223,369
Fusion Acquisition Corp II - Class A(1)	22,588	221,362
GigCapital5, Inc.(1)	25,000	250,000
Glass Houses Acquisition Corp. - Class A(1)	8,366	81,736
Global Partner Acquisition Corp II - Class A(1)	22,555	221,941
Globalink Investment, Inc.(1)	904	9,004
Goal Acquisitions Corp.(1)	20,937	205,183
Golden Arrow Merger Corp. - Class A(1)	8,849	86,720
GX Acquisition Corp II(1)	22,558	221,068
Hudson Executive Investment Corp III - Class A(1)	24,368	239,294
Ibere Pharmaceuticals - Class A(1)	8,331	81,810
InterPrivate II Acquisition Corp. - Class A(1)	22,537	220,863

	Shares	Value
Common Stocks — 55.5% (Continued)
Special Purpose Acquisition Companies (SPACs) — 55.5% (Continued)
InterPrivate III Financial Partners, Inc. - Class A(1)	6,715	$66,546
Kairos Acquisition Corp. - Class A(1)	22,658	223,181
Kismet Acquisition Two Corp. - Class A(1)	8,309	81,594
Liberty Resources Acquisition Corp. - Class A(1)	30,000	300,600
Lionheart III Corp. - Class A(1)	26,730	266,765
Marlin Technology Corp. - Class A(1)	27,832	274,145
Mason Industrial Technology, Inc. - Class A(1)	24,700	242,307
Medicus Sciences Acquisition Corp. - Class A(1)	5,470	53,825
Newbury Street Acquisition Corp.(1)	22,746	222,683
Northern Star Investment Corp IV - Class A(1)	22,530	220,569
One Equity Partners Open Water I Corp. - Class A(1)	18,512	181,603
Orion Acquisition Corp. - Class A(1)	16,295	159,691
Osiris Acquisition Corp. - Class A(1)	22,631	221,105
Priveterra Acquisition Corp. - Class A(1)	22,624	222,168
Property Solutions Acquisition Corp II - Class A(1)	22,620	221,224
Provident Acquisition Corp. - Class A(1)	22,416	221,022
Revolution Healthcare Acquisition Corp. - Class A(1)	26,893	263,820
Ross Acquisition Corp II - Class A(1)	11,581	113,725
RXR Acquisition Corp.(1)	22,499	220,715
Science Strategic Acquisition Corp Alpha - Class A(1)	8,300	81,506
Senior Connect Acquisition Corp I - Class A(1)	25,000	246,000
Software Acquisition Group Inc III - Class A(1)	25,000	251,000
Tailwind International Acquisition Corp. - Class A(1)	27,616	271,465
TB SA Acquisition Corp. - Class A(1)	25,917	254,246
Tech and Energy Transition Corp.(1)	22,577	221,255

Robinson Alternative Yield Pre-Merger SPAC ETF

6

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

	Shares	Value
Common Stocks — 55.5% (Continued)
Special Purpose Acquisition Companies (SPACs) — 55.5% (Continued)
TLG Acquisition One Corp. - Class A(1)	22,570	$221,412
Tristar Acquisition I Corp. - Class A(1)	26,078	257,129
Twelve Seas Investment Co II(1)	8,866	86,887
Warburg Pincus Capital Corp I-B - Class A(1)	22,015	216,407
Z-Work Acquisition Corp. - Class A(1)	22,594	222,099
Total Common Stocks
(Cost $11,309,729)		11,410,307

	Units	Value
Units — 43.5%
Special Purpose Acquisition Companies (SPACs) — 43.5%
10X Capital Venture Acquisition Corp III - Class A(1)	5,000	$50,500
Aetherium Acquisition Corp. - Class A(1)	16,400	165,148
Ahren Acquisition Corp. - Class A(1)	26,465	266,370
Andretti Acquisition Corp. - Class A(1)	25,000	250,875
Anthemis Digital Acquisitions I Corp. - Class A(1)	17,284	174,309
AP Acquisition Corp. - Class A(1)	26,309	266,116
Arbor Rapha Capital Bioholdings Corp I - Class A(1)	20,348	206,024
Arogo Capital Acquisition Corp. - Class A(1)	25,000	253,625
Artemis Strategic Investment Corp. - Class A(1)	4,604	46,408
Ault Disruptive Technologies Corp.(1)	26,447	266,321
BioPlus Acquisition Corp. - Class A(1)	26,586	266,923
Black Mountain Acquisition Corp. - Class A(1)	4,562	46,076
Bullpen Parlay Acquisition Co. - Class A(1)	17,582	176,347
BurTech Acquisition Corp. - Class A(1)	26,482	266,409
C5 Acquisition Corp. - Class A(1)	26,000	262,340

	Units	Value
Units — 43.5% (Continued)
Special Purpose Acquisition Companies (SPACs) — 43.5% (Continued)
Canna-Global Acquisition Corp. - Class A(1)	1,776	$17,964
CF Acquisition Corp VII - Class A(1)	33,685	338,534
Colombier Acquisition Corp.(1)	22,372	219,022
Crescera Capital Acquisition Corp. - Class A(1)	17,747	178,535
Crixus BH3 Acquisition Co. - Class A(1)	17,295	173,642
EVe Mobility Acquisition Corp. - Class A(1)	26,465	265,179
Finnovate Acquisition Corp. - Class A(1)	1,770	17,859
FinServ Acquisition Corp II - Class A(1)	20,000	196,800
Fortune Rise Acquisition Corp. - Class A(1)	3,650	37,194
FTAC Emerald Acquisition Corp. - Class A(1)	25,000	249,875
Games & Esports Experience Acquisition Corp. - Class A(1)	21,894	222,662
Gardiner Healthcare Acquisitions Corp.(1)	26,000	262,340
Global Consumer Acquisition Corp.(1)	11,024	111,838
Healthcare AI Acquisition Corp. - Class A(1)	26,465	267,429
Hudson Executive Investment Corp III - Class A(1)	2,280	22,481
InFinT Acquisition Corp. - Class A(1)	16,148	163,095
Jackson Acquisition Co. - Class A(1)	26,552	264,192
KnightSwan Acquisition Corp. - Class A(1)	30,000	301,350
Legato Merger Corp II(1)	1,782	18,016
Motive Capital Corp II - Class A(1)	27,794	278,774
Northern Star Investment Corp IV - Class A(1)	5,060	49,917
OmniLit Acquisition Corp. - Class A(1)	1,500	15,180
Oxus Acquisition Corp. - Class A(1)	8,000	85,280
Pearl Holdings Acquisition Corp. - Class A(1)	26,482	266,277
PepperLime Health Acquisition Corp. - Class A(1)	4,650	46,826

Robinson Alternative Yield Pre-Merger SPAC ETF

7

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

	Units	Value
Units — 43.5% (Continued)
Special Purpose Acquisition Companies (SPACs) — 43.5% (Continued)
Phoenix Biotech Acquisition Corp. - Class A(1)	6,530	$66,084
PROOF Acquisition Corp I - Class A(1)	26,000	262,470
Revelstone Capital Acquisition Corp. - Class A(1)	26,658	266,047
Roth CH Acquisition V Co.(1)	1,792	17,884
Schultze Special Purpose Acquisition Corp II - Class A(1)	4,658	46,627
Southport Acquisition Corp. - Class A(1)	26,449	271,367
Spree Acquisition Corp 1 Ltd. - Class A(1)	26,482	266,806
Swiftmerge Acquisition Corp. - Class A(1)	26,658	265,247
Target Global Acquisition I Corp. - Class A(1)	26,570	265,169
TG Venture Acquisition Corp. - Class A(1)	8,790	88,691
Thunder Bridge Capital Partners IV, Inc.(1)	990	9,821
Trajectory Alpha Acquisition Corp. - Class A(1)	2,600	25,987
Tristar Acquisition I Corp. - Class A(1)	4,646	46,599
Total Units
(Cost $8,898,796)		8,932,851

	Shares	Value
Warrants — 0.0%(3)
AF Acquisition Corp., Strike Price $11.50, Expires 03/31/2028(1)	1,485	$331
Anzu Special Acquisition Corp I, Strike Price $11.50, Expires 12/31/2027(1)	1,474	312
BOA Acquisition Corp., Strike Price $11.50, Expires 02/22/2028(1)	1,348	445
Build Acquisition Corp., Strike Price $11.50, Expires 04/29/2023(1)	1,489	309
Clarim Acquisition Corp., Strike Price $11.50, Expires 12/31/2027(1)	1,423	277
DHB Capital Corp., Strike Price $11.50, Expires 03/15/2028(1)	1,341	306

	Shares	Value
Warrants — 0.0%(3) (Continued)
Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028(1)	1,474	$368
Fusion Acquisition Corp II, Strike Price $11.50, Expires 12/31/2027(1)	1,485	282
Global Partner Acquisition Corp II, Strike Price $11.50, Expires 12/31/2027(1)	729	295
Golden Arrow Merger Corp., Strike Price $11.50, Expires 07/31/2026(1)	1,440	302
GX Acquisition Corp II, Strike Price $11.50, Expires 12/31/2028(1)	1,470	323
InterPrivate II Acquisition Corp., Strike Price $11.50, Expires 12/31/2028(1)	859	387
Northern Star Investment Corp IV, Strike Price $11.50, Expires 12/31/2027(1)	729	299
One Equity Partners Open Water I Corp., Strike Price $11.50, Expires 12/31/2027(1)	1,427	328
Orion Acquisition Corp., Strike Price $11.50, Expires 02/19/2026(1)	1,084	347
Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028(1)	2,195	505
Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027(1)	1,438	349
Property Solutions Acquisition Corp II, Strike Price $11.50, Expiration 03/01/2026(1)	1,077	323
Ross Acquisition Corp II, Strike Price $11.50, Expiration 02/12/2026(1)	1,342	671
RXR Acquisition Corp., Strike Price $11.50, Expiration 03/08/2026(1)	879	422
TB SA Acquisition Corp., Strike Price $11.50, Expiration 03/25/2028(1)	1,418	326
Tech and Energy Transition Corp., Strike Price $11.50, Expiration 12/31/2027(1)	1,481	423
TLG Acquisition One Corp., Strike Price $11.50, Expiration 01/25/2028(1)	1,442	320

Robinson Alternative Yield Pre-Merger SPAC ETF

8

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at April 30, 2022 (Continued)

	Shares	Value
Warrants — 0.0%(3) (Continued)
Twelve Seas Investment Co II, Strike Price $11.50, Expiration 03/02/2028(1)	1,432	$314
Z-Work Acquisition Corp., Strike Price $11.50, Expiration 01/04/2026(1)	1,486	341
Total Warrants
(Cost $28,903)		8,905

Short-Term Investments — 1.0%
Money Market Funds — 1.0%
First American Government Obligations Fund - Class X, 0.220%(2)	212,599	212,599
Total Short-Term Investments
(Cost $212,599)		212,599

Total Investments in Securities — 100.0%
(Cost $20,450,027)		20,564,662
Liabilities in Excess of Other Assets -(0.0)%(3)		(8,352)
Total Net Assets — 100.0%		$20,556,310

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of April 30, 2022.

(3)Does not round to 0.1% or(0.1)%, as applicable.

Robinson Alternative Yield Pre-Merger SPAC ETF

9

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2022

Assets:
Investments in securities, at value (Cost $20,450,027) (Note 2)	$20,564,662
Receivables:
Interest receivable	37
Total assets	20,564,699

Liabilities:
Payables:
Management fees (Note 4)	8,389
Total liabilities	8,389
Net Assets	$20,556,310

Components of Nets Assets:
Paid-in capital	$20,346,160
Total distributable (accumulated) earnings (losses)	210,150
Net assets	$20,556,310

Net Asset Value (unlimited shares authorized):
Net assets	$20,556,310
Shares of beneficial interest issued and outstanding	1,000,000
Net asset value	$20.56

Robinson Alternative Yield Pre-Merger SPAC ETF

10

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Period Ended April 30, 2022(1)

Investment Income:
Interest income	$94
Total investment income	94

Expenses:
Management fees (Note 4)	79,349
Total expenses	79,349
Less: Management fee wavier (Note 4)	(24,268)
Net expenses	55,081
Net investment income (loss)	(54,987)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	162,099
Change in net unrealized appreciation/depreciation on investments	114,635
Net realized and unrealized gain (loss) on investments	276,734
Net increase (decrease) in net assets resulting from operations	$221,747

(1)The Fund commenced operations on June 22, 2021. The information presented is from June 22, 2021 to April 30, 2022

Robinson Alternative Yield Pre-Merger SPAC ETF

11

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2022(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(54,987)
Net realized gain (loss) on investments	162,099
Change in net unrealized appreciation/depreciation on investments	114,635
Net increase (decrease) in net assets resulting from operations	221,747

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	20,334,563
Total increase (decrease) in net assets	20,556,310

Net Assets:
Beginning of period	—
End of period	$20,556,310

(1)The Fund commenced operations on June 22, 2021. The information presented is from June 22, 2021 to April 30, 2022.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2022(1)
	Shares	Value
Shares sold	1,075,000	$21,856,358
Shares redeemed	(75,000)	(1,521,795)
Net increase (decrease)	1,000,000	$20,334,563

Robinson Alternative Yield Pre-Merger SPAC ETF

12

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended April 30, 2022(1)
Net asset value, beginning of period	$20.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	(0.10)
Net realized and unrealized gain (loss) on investments	0.66
Total from investment operations	0.56

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$20.56
Total Return(3)(4)	2.78%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$20.6
Portfolio turnover rate(3)(5)	15%
Ratio of expenses to average net assets
Before management fees waived(6)	0.85%
After management fees waived(6)(7)	0.59%
Ratio of net investment income (loss) to average net assets
Before management fees waived(6)	(0.85)%
After management fees waived(6)(7)	(0.59)%

(1)The Fund commenced operations on June 22, 2021. The information presented is from June 22, 2021 to April 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

(7)Effective December 20, 2021, the Fund introduced a fee waiver in the amount of 0.35%.

13

Robinson Alternative Yield Pre-Merger SPAC ETF

NOTES TO FINANCIAL STATEMENTS April 30, 2022

NOTE 1 – ORGANIZATION

The Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on June 22, 2021.

The investment objective of the Fund is to seek to provide total return while minimizing downside risk.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), Special Purpose Acquisition Companies (“SPACs”) (which may also include common stock, warrants or units of SPACs, and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business. Money market funds are valued at new asset value.

The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The market perception of a SPAC’s ability to complete a business combination could materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

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As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$10,268,729	$1,141,578	$—	$11,410,307
Units	3,861,206	5,071,645	—	8,932,851
Warrants	8,483	422	—	8,905
Short-Term Investments	212,599	—	—	212,599
Total Investments in Securities	$14,351,017	$6,213,645	$—	$20,564,662

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of April 30, 2022, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities, if any, for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.Illiquid Investment. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Recent SEC Rules Adoptions. In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the impact, if any, of applying this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

J.Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for redemptions in-kind. For the period ended April 30, 2022, the following reclassification adjustments were made:

Paid-In Capital	Total Distributed (Accumulated) Earnings (Losses)
$11,597	$(11,597)

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Associated Risks of Investments in Special Purpose Acquisition Companies (“SPACs”). The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The market perception of a SPAC’s ability to complete a business combination could

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices.

B.Initial Public Offering Risk. The Fund may purchase securities of companies that are offered in an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

C.Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

D.Warrants Risk. The Fund may purchase warrants to purchase equity securities. Investments in warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. If the Fund holds warrants associated with a SPAC that does not complete a business combination within the designated time period, the warrants held by the Fund will expire and lose all value.

E.Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that effect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

F.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate each Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

of market volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

G.U.S. Government and U.S. Agency Obligations Risk. The SPACs in which the Fund invests may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

H.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on average daily net assets of the Fund. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees, and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”). The Management Fee incurred is paid monthly to the Adviser. Effective December 20, 2021, the Adviser has contractually agreed to reduce its Management Fee from 0.85% to 0.50% until at least December 19, 2022. The Management Fees waived are not able to be recouped by the Adviser in future periods.

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NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

Robinson Capital Management, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Fund’s unitary fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Robinson Alternative Yield Pre-Merger SPAC ETF	$14,667,695	$1,742,478

For the period ended April 30, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the period ended April 30, 2022, in-kind transactions associated with creations and redemptions for the Fund were as follows:

Fund	Purchases	Sales
Robinson Alternative Yield Pre-Merger SPAC ETF	$8,494,217	$1,344,106

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended April 30, 2022 was as follows:

Distributions paid from:	Robinson Alternative Yield Pre-Merger SPAC ETF
Ordinary income	$—

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Robinson Alternative Yield Pre-Merger SPAC ETF

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

As of the most recent fiscal period ended April 30, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

Robinson Alternative Yield Pre-Merger SPAC ETF
Cost of investments(1)	$20,499,862
Gross tax unrealized appreciation	$143,859
Gross tax unrealized depreciation	(79,059)
Net tax unrealized appreciation (depreciation)	64,800
Undistributed ordinary income (loss)	145,350
Undistributed long-term capital gain (loss)	—
Total distributable earnings	145,350
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$210,150

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales and PFIC Adjustments.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. The Fund commenced operations on June 22, 2021, therefore, the Fund had no late year losses, no post-October losses, and no capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political,

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Robinson Alternative Yield Pre-Merger SPAC ETF

NOTES TO FINANCIAL STATEMENTS April 30, 2022 (Continued)

social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

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Robinson Alternative Yield Pre-Merger SPAC ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders Robinson Alternative Yield Pre-Merger SPAC ETF and
Board of Trustees of Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”), a series of Tidal ETF Trust, as of April 30, 2022, the related statements of operations and changes in net assets and the financial highlights for the period from June 22, 2021 (commencement of operations) to April 30, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Toroso Investments, LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

June 28, 2022

22

Robinson Alternative Yield Pre-Merger SPAC ETF

EXPENSE EXAMPLE For the Six-Months Ended April 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 1, 2021 to April 30, 2022.

Actual Expenses

The first line of the following table provides information about actual account values based on actual returns and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During the Period November 1, 2021 – April 30, 2022(1)
Actual	$ 1,000.00	$ 1,011.60	$ 2.68
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.13	$ 2.69

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six month period of 0.54% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent six month period).

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Robinson Alternative Yield Pre-Merger SPAC ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a Fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a Fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

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Robinson Alternative Yield Pre-Merger SPAC ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016–2018).	30	None
Dusko Culafic c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012–2018).	30	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1966	Trustee	Indefinite term; since 2018	Executive Vice President - Head of Capital Markets & Corporate Development, Credijusto (financial technology company) (since 2017); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016–2017).	30	None
Interested Trustee and Executive Officer
Eric W. Falkeis(2) c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013–2018) and Direxion Advisors, LLC (2017–2018).	30

Tidal ETF Trust II (since 2022); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014–2018).

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Robinson Alternative Yield Pre-Merger SPAC ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1955	Treasurer, Principal Financial Officer, Principal Accounting Officer, and AML Compliance Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).	Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021

Senior Compliance Advisor, Cipperman Services, LLC since 2020; Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1979	Assistant Treasurer	Indefinite term; since 2022	Head of ETF Launches and Finance Director, Tidal ETF Services LLC (since 2019).	Not Applicable	Not Applicable
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

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Robinson Alternative Yield Pre-Merger SPAC ETF

ADDITIONAL INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended April 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the period ended April 30, 2022 was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended April 30, 2022 was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended April 30, 2022 was 0.00%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0330 or by accessing the Fund’s website at www.robinsonetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (833) 743-0330 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.robinsonetfs.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0330. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.robinsonetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 743-0330. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.robinsonetfs.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Robinson Capital Management, LLC
63 Kercheval Avenue, Suite 111
Grosse Point Farms, Michigan 48236

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water St, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Robinson Alternative Yield Pre-Merger SPAC ETF	SPAX	886364678

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Robinson Alternative Yield Pre-Merger SPAC ETF

FYE 04/30/2022
Audit Fees	$12,500
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 04/30/2022
Registrant	N/A
Registrant’s Investment Adviser	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two year.

Non-Audit Related Fees	FYE 04/30/2022
Registrant	N/A
Registrant’s Investment Adviser	N/A

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Tidal ETF Trust

By (Signature and Title)

/s/ Eric W. Falkeis

      Eric W. Falkeis, President/Principal Executive Officer

Date

July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Eric W. Falkeis

      Eric W. Falkeis, President/Principal Executive Officer

Date

July 6, 2022

By (Signature and Title)*

/s/ Daniel H. Carlson

      Daniel H. Carlson, Treasurer/Principal Financial Officer

Date

July 6, 2022

* Print the name and title of each signing officer under his or her signature.